Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Schedule of Trade Transactions with Related Parties	Amount due from (to) a director
		As of December 31,
	Note	2025	2024
Mr. Cheung Kit Shing	1	$(39,392)	$309,507

Schedule of Rental Expenses Paid to a Related Party

A summary of trade transactions with related parties for years ended December 31, 2025, 2024 and 2023 are listed below:

	Years Ended December 31,
Salary paid to a related party:	2025	2024	2023
Mr. Cheung Kit Shing(a)	$151,624	$153,787	$25,545
Ms. Cheung On Ki(b)	74,654	32,039	—
(a)	Mr. Cheung Kit Shing is the director, Chief Executive Officer and a principal shareholder of the Company.

(b)	Ms. Cheung On Ki, is a sibling of a director, Mr. Cheung Kit Shing.

Schedule of Rental Expenses Paid to a Related Party
	Years Ended December 31,
Rental expenses paid to a related party:	2025	2024	2023
Mr. Cheung Kit Shing(a)	$—	$—	$—
(a)	Mr. Cheung Kit Shing is the director, Chief Executive Officer and a principal shareholder of the Company.

(b)	Ms. Cheung On Ki, is a sibling of a director, Mr. Cheung Kit Shing.